LEASES	6 Months Ended
Jun. 30, 2025
Leases
LEASES

4. LEASES

The Company has operating leases for real estate and vehicles. The Company has finance leases for equipment and construction land space. Leases are classified as finance leases because ownership of the underlying assets transfers at the end the lease term. Remaining lease terms for these leases range from less than one year to nineteen years.

The Company does not record leases with a term of 12 months or less on the condensed consolidated balance sheet.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)

Supplemental balance sheet information related to leases was as follows:

		June 30,	December 31,
	Balance Sheet	2025	2024
	Classification	(in thousands)
Assets
Operating leases	Right-of-use assets	$7,500	$6,931
Finance leases	Right-of-use assets	10,101	9,252
Total assets		$17,601	$16,183

Liabilities Current liabilities
Operating leases	Current portion of long-term debt	$762	$635
Finance leases	Current portion of long-term debt	147	390
Total current liabilities		909	1,025
Noncurrent liabilities
Operating leases	Long-term debt	6,341	5,893
Finance leases	Long-term debt	129	182
Total noncurrent liabilities		6,470	6,075
Total liabilities		$7,379	$7,100

Right-of-use assets and their corresponding lease liabilities are measured and recognized based on the present value of the future minimum lease payments over the lease term at the commencement date.

Discount Rates

For the majority of its leases, the Company uses the rate implicit in the lease. For leases without an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments for those leases.

The weighted-average discount rates for the Company’s leases were as follows:

	June 30,	December 31,
	2025	2024
Operating leases	5.2%	5.2%
Finance leases	7.0%	7.0%

Lease Payments

The Company includes lease payments under options to extend or terminate the lease in the measurement of the right-of-use asset and lease liability when it is reasonably certain that it will exercise such options. Fixed lease costs represent the explicitly quantified lease payments prescribed by the lease agreement and are included in the measurement of the right-of-use asset and corresponding lease liability.

The weighted-average remaining lease term of the Company’s leases were as follows:

	June 30, 2025	December 31, 2024
Operating leases	9.5 years	9.5 years
Finance leases	0.2 years	0.5 years

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)

The components of lease expense for the six months ended June 30, 2025 and 2024 were as follows:

	June 30,
	2025	2024
	(in thousands)
Operating lease cost	$381	$328
Finance lease cost:
Amortization of right-of-use assets	262	303
Interest on lease liabilities	17	50
Total lease cost	$660	$681

As of June 30, 2025, future maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
	(in thousands)
Remainder of 2025	$647	$186
2026	1,148	128
2027	1,076	95
2028	1,042	40
2029	972	-
Thereafter	4,299	-
Total lease payments	9,184	449
Less: Interest	(2,081)	(173)
Present value of lease liabilities	$7,103	$276

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)

Other information related to leases for the six months ended June 30, 2025 and 2024 were as follows:

	June 30,
	2025	2024
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$381	$328
Operating cash flows for finance leases	$262	$303
Financing cash flows for finance leases	$17	$50